Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Reserves & allowances	$ 20,738	$ 20,880
Charitable contribution carry-forward	3,000	3,020
Net operating loss carry-forward - federal	7,778,105	6,049,391
Net operating loss carry-forward - state	2,294,317	1,887,147
Amortization	2,029,833
Non-qualified stock options	459,093	349,328
Total deferred tax assets	12,585,086	8,309,766
Deferred tax liabilities:
Depreciation	(2,914)	(200,738)
Amortization		(119,004)
Total deferred tax liabilities	(2,914)	(319,742)
Less valuation allowance	(12,582,172)	(7,990,024)
Total net deferred tax assets